Estimates (Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Total liabilities	$ (672)
Level 1 [Member]
Total liabilities	(470)
Level 2 [Member]
Total liabilities	(201)
Level 3 [Member]
Total liabilities	(1)
Fair Value, Measurements, Recurring [Member]
Commodity derivatives:	363	$ 454
Total assets	363	454
Interest rate derivatives	(193)	(171)
Embedded derivatives in the ETP Preferred Units	(1)	(5)
Commodity derivatives:	(478)	(356)
Total liabilities		(532)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Commodity derivatives:	356	420
Total assets	356	420
Interest rate derivatives	0	0
Embedded derivatives in the ETP Preferred Units	0	0
Commodity derivatives:	(470)	(324)
Total liabilities		(324)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Commodity derivatives:	7	34
Total assets	7	34
Interest rate derivatives	(193)	(171)
Embedded derivatives in the ETP Preferred Units	0	0
Commodity derivatives:	(8)	(32)
Total liabilities		(203)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Commodity derivatives:	0	0
Total assets	0	0
Interest rate derivatives	0	0
Embedded derivatives in the ETP Preferred Units	(1)	(5)
Commodity derivatives:	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		5
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Put Option [Member]
Commodity derivatives:		(1)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Options - Calls [Member]
Commodity derivatives:	1	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Options - Puts [Member]
Commodity derivatives:		1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Forward Swaps [Member]
Commodity derivatives:	4	22
Commodity derivatives:	(5)	(22)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Future [Member]
Commodity derivatives:	1	3
Commodity derivatives:	(1)	(2)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Put Option [Member]
Commodity derivatives:		(1)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Options - Calls [Member]
Commodity derivatives:	1	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Options - Puts [Member]
Commodity derivatives:		1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	1	3
Commodity derivatives:	(1)	(2)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Put Option [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Options - Calls [Member]
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Options - Puts [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	4	22
Commodity derivatives:	(5)	(22)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Put Option [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Options - Calls [Member]
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Options - Puts [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Forward Swaps [Member]
Commodity derivatives:		15
Commodity derivatives:	(13)	(6)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Future [Member]
Commodity derivatives:	2
Commodity derivatives:	(23)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:		15
Commodity derivatives:	(13)	(6)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	2
Commodity derivatives:	(23)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:		9
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Future [Member]
Commodity derivatives:	9
Commodity derivatives:		(5)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 1 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:		9
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	9
Commodity derivatives:		(5)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 2 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 3 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Crude [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	14	16
Commodity derivatives:	(11)	(16)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	2	10
Commodity derivatives:	(3)	(12)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	96	274
Commodity derivatives:	(149)	(203)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	1	4
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	14	16
Commodity derivatives:	(11)	(16)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	0	2
Commodity derivatives:	0	(2)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	96	274
Commodity derivatives:	(149)	(203)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	2	8
Commodity derivatives:	(3)	(10)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	1	4
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Forward Swaps [Member]
Commodity derivatives:	233	99
Commodity derivatives:	(273)	(89)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	233	99
Commodity derivatives:	(273)	(89)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	$ 0	$ 0